Statement of Changes in Stockholders' Deficit - USD ($)	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, Shares at Dec. 31, 2015	50,000,000	16,694,017
Beginning Balance, Amount at Dec. 31, 2015	$ 50,000	$ 16,694	$ 797,615	$ (1,902,274)	$ (1,037,965)
Issued common stock for services, Shares		442,726
Issued common stock for services, Amount		$ 444	80,293		80,737
Net Loss				(460,661)	(460,661)
Ending Balance, Shares at Dec. 31, 2016	50,000,000	17,136,743
Ending Balance, Amount at Dec. 31, 2016	$ 50,000	$ 17,137	877,908	(2,362,935)	(1,417,890)
Issued common stock for services, Shares		1,977,196
Issued common stock for services, Amount		$ 1,977	237,317		239,294
Issued common stock to related parties for conversion of accrued compensation at fair market value, Shares		17,790,769
Issued common stock to related parties for conversion of accrued compensation at fair market value, Amount		$ 17,791	1,100,055		1,117,846
Sold shares of common stock for cash to non-related parties, Shares		8,000,000
Sold shares of common stock for cash to non-related parties, Amount		$ 8,000	72,000		80,000
Paid-in Capital - Derivative liability			(50,840)		(50,840)
Net Loss				(628,641)	(628,641)
Ending Balance, Shares at Dec. 31, 2017	50,000,000	44,904,708
Ending Balance, Amount at Dec. 31, 2017	$ 50,000	$ 44,905	$ 2,236,440	$ (2,991,576)	(660,230)
Net Loss					(662,959)
Ending Balance, Amount at Sep. 30, 2018					$ (935,414)